SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Adoption of ASU-842 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use assets, net	$ 92,947	¥ 647,080	¥ 0
Prepayments and other current assets	13,627	94,868	227,714
Decrease in prepaid land lease payments	0	0	438,323
Total assets	617,290	4,297,445	4,585,394
Increase in lease liabilities, current	1,851	12,884	0
Increase in lease liabilities, noncurrent	31,431	218,817	0
Decrease in other payables	15,044	104,738	121,342
Total liabilities	$ 345,918	2,408,207	2,311,513
ASU 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use assets, net		529,843
Prepayments and other current assets		226,528	227,714
Decrease in prepaid land lease payments			¥ 438,323
Increase in lease liabilities, current		13,101
Increase in lease liabilities, noncurrent		77,233
ASU 2016-02 [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use assets, net		529,843
Prepayments and other current assets		(1,186)
Decrease in prepaid land lease payments		(438,323)
Increase in lease liabilities, current		13,101
Increase in lease liabilities, noncurrent		¥ 77,233